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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07358
                                                     ------------------

                 Duff & Phelps Utility and Corporate Bond Trust
                 ----------------------------------------------

               (Exact name of registrant as specified in charter)

                 55 East Monroe Street, Chicago, Illinois 60603
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)


Nathan I. Partain                                  Thomas Hale
Duff & Phelps Utility and Corporate Bond Trust     Skadden, Arps, Slate, Meahger & Flom
55 East Monroe Street                              333 West Wacker Drive
Chicago, Illinois 60603                            Chicago, Illinois  60606

                    (Name and address of agents for service)


Registrant's telephone number, including area code:     (312) 541-5555
                                                     ---------------------------

Date of fiscal year end:    December 31
                          -----------------------------

Date of reporting period:  July 1, 2003 to June 30, 2004
                           -----------------------------

       Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.
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ITEM 1.           PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07358
Reporting Period: 07/01/2003 - 06/30/2004
Duff & Phelps Utility and Corporate Bond Trust









================ DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST ================
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                                   SIGNATURES

       Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST


By (Signature and Title)*  /s/ NATHAN I. PARTAIN
                           -----------------------------------------------------

                           Nathan I. Partain
                           President and Chief Executive Officer

Date                       August 23, 2004


* Print the name and title of each signing officer under his or her signature.